Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses And Other Current Liabilities (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued bonus		$ 1,941,988	$ 1,063,891
Accrued professional service fees		688,911	558,752
Withholding individual income tax-option exercise		293,309	215,945
Value added taxes and other taxes payable		430,328	375,548
Accrued raw data cost		1,416,708	651,633
Accrued bandwidth cost		37,282	(24,970)
Accrued welfare benefits		67,236	64,167
Funds received from third party investors	[1]	8,530,593	9,415,798
Accrued sales service fees		354,488	81,623
Accrued expenses and other current liabilities		2,865,469	1,997,663
Accrued liabilities and other liabilities current total		$ 16,626,312	$ 14,400,050

[1]	Pursuant to the Share Transfer Agreement, the completion of the equity transfer is subject to conditions, including but not limited to obtaining all necessary approvals and consents of Securities and Futures Commission of Hong Kong. As of December 31, 2019, both the register of shareholders and business registration had not been changed, therefore the equity transfer has not been completed and recorded in noncontrolling interests. In addition, the Share Transfer Agreement was subject to Rifa Financial being listed on the Main Board of the Stock Exchange of Hong Kong Limited (“HKEX”) as of December 31, 2019. If Rifa Financial is not listed on the HKEX, the Company would refund all amounts received under the Share Transfer Agreement without interest to the Buyer within two weeks from December 31, 2019. Due to the failure of Rifa Financial listing on HKEX through December 31, 2019, the shares were not transferred to the Buyer. The Company is obligated to return the Purchase Price (funds received) to the Buyer.